LEASES (Schedule of Components of Lease Expense and Supplemental Cash Flow Information) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Components of lease expense
Operating lease cost	$ 4,428	$ 4,869	$ 5,484
Short-term lease	52	100	43
Total lease expenses	4,480	4,969	5,527
Supplemental cash flow information
Cash paid for amounts included in the measurement of lease liabilities	4,497	4,843	5,489
Supplemental non-cash information related to lease liabilities arising from obtaining ROU assets	$ 1,300	$ 19,166	$ 1,773